Equity - Additional information (Details)																			1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 26, 2021 $ / shares	Feb. 02, 2021 $ / shares	Nov. 03, 2020 $ / shares	Oct. 26, 2020 USD ($) contract vessel	Aug. 04, 2020 $ / shares	Jun. 09, 2020 $ / shares	May 20, 2020 $ / shares	May 05, 2020 $ / shares	Apr. 01, 2020 shares	Apr. 01, 2019 shares	Dec. 07, 2018 USD ($) contract	Jun. 29, 2018 USD ($)	Jun. 12, 2018 USD ($) $ / shares shares	Jun. 11, 2018 $ / shares shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares	Aug. 31, 2019 $ / shares	Apr. 20, 2018 USD ($) contract vessel	Mar. 31, 2020	Sep. 30, 2019 numberOfInterestRateSwaps	Dec. 31, 2020 USD ($) installment contract shares	Dec. 31, 2020 USD ($) shares vote_per_share installment	Dec. 31, 2019 USD ($) shares shares installment contract	Dec. 31, 2018 USD ($) shares	Dec. 31, 2015	Sep. 30, 2020 contract	Jul. 01, 2020 USD ($)	Apr. 30, 2020 installment	Apr. 30, 2019 installment	Sep. 07, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)	Mar. 28, 2018 vessel	Dec. 31, 2017 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																							201,677,981	201,677,981	215,078,497	218,786,812										158,166,534
Issue of ordinary shares related to business combinations (Note 13)																										$ 553,424,000
Authorised shares not yet issued, amount																							$ 83,898,616	$ 83,898,616	$ 83,898,616	$ 83,898,616
Number of shares authorised (in shares) | shares																							77,189,888	77,189,888	77,189,888	77,189,888
Vote per ordinary share | vote_per_share																								1
Purchase of treasury shares (in shares) | shares																								13,400,516	(3,708,315)	545,486
Purchase of treasury shares																								$ 118,488,000	$ 30,965,000	$ 3,955,000
Dividend payables (in dollars per share) | $ / shares	$ 1.40	$ 0.03	$ 0.09		$ 0.47		$ 0.35	$ 0.81											$ 0.06
Dividends paid (in dollars per share) | $ / shares						$ 0.29
Percentage of net income paid to shareholders through dividends																								80.00%
Dividends paid, ordinary shares																								$ 352,000,000.0	$ 26,000,000.0
Vesting period																									5 years
Number of options granted (in shares)																								0	0
Expense from share-based payment transactions with employees																								$ 140,000	$ 0	$ 37,000
Restricted stock units
Disclosure of classes of share capital [line items]
Vesting period									3 years	3 years
Number of installments | installment																														3	3
Share capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																							220,024,713	220,024,713	220,024,713	220,024,713										159,208,949
Issue of ordinary shares related to business combinations (Note 13)																										$ 66,102,000
Purchase of treasury shares (in shares) | shares																								0	0	0
Share premium
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations (Note 13)																										$ 487,322,000
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares																							18,346,732	18,346,732	4,946,216	1,237,901										1,042,415
Purchase of treasury shares (in shares) | shares																								13,400,516	3,708,315	545,486
Purchase of treasury shares																								$ 118,488,000	$ 30,965,000	$ 3,955,000
Long term incentive plan 2015
Disclosure of classes of share capital [line items]
Number of options granted (in shares) | shares																		236,590
Expense from share-based payment transactions with employees																								0	0	37,000
Long term incentive plan 2015 | Stock Option
Disclosure of classes of share capital [line items]
Annual vesting percentage																											40.00%
Vesting period																											3 years
Long term incentive plan 2015 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage																											60.00%
Equity instruments granted (in shares) | shares																		65,433
Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares																	54,616
Expense from share-based payment transactions with employees																								300,000	100,000	200,000
Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares																66,449
Expense from share-based payment transactions with employees																								300,000	22,000	200,000
Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares															154,432
Expense from share-based payment transactions with employees																								$ 400,000	$ 700,000	500,000
Long term incentive plan 2019 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage																									100.00%
Vesting period																									3 years
Equity instruments granted (in shares) | shares										152,346															152,346
Number of installments | installment																									3
Vested awards (in shares) | shares																							12,696	12,696
Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Equity instruments granted (in shares) | shares																								704,000	1,200,000
Long term incentive plan 2020
Disclosure of classes of share capital [line items]
Number of installments | installment																							3	3
Long term incentive plan 2020 | Restricted stock units
Disclosure of classes of share capital [line items]
Annual vesting percentage																								100.00%
Vesting period																								3 years
Equity instruments granted (in shares) | shares									144,392
Expense from share-based payment transactions with employees																								$ 0
Number of installments | installment																							3	3
Vested awards (in shares) | shares																							0	0
Senior Secured Loans
Disclosure of classes of share capital [line items]
Notional amount																																$ 200,000,000.0	$ 220,000,000.0	$ 220,000,000.0
Underlying Facility, March 28, 2025 Maturity
Disclosure of classes of share capital [line items]
Notional amount																							$ 173,600,000	$ 173,600,000
Underlying Facility, September 28, 2025 Maturity
Disclosure of classes of share capital [line items]
Notional amount																							173,600,000	$ 173,600,000
Second anniversary | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																								33.33%
Vesting period																								2 years
Second anniversary | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																								33.33%
Second anniversary | Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																								33.33%
Second anniversary | Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																					12.00%				12.00%
Third anniversary | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																								33.33%
Vesting period																								3 years
Third anniversary | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																								33.33%
Third anniversary | Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																								33.33%
Third anniversary | Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																									19.00%
Fourth anniversary | Long term incentive plan 2016 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																								33.33%
Vesting period																								4 years
Fourth anniversary | Long term incentive plan 2017 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																								33.33%
Fourth anniversary | Long term incentive plan 2018 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																								33.33%
Fourth anniversary | Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																									25.00%
Tranche Four | Long term incentive plan 2019 | Phantom Stock Units
Disclosure of classes of share capital [line items]
Annual vesting percentage																									44.00%
Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Shares issued through acquisition (in shares) | shares													60,815,764	60,815,764
Shares issued during period (in dollars per share) | $ / shares													$ 9.10	$ 9.1
Gener8 Maritime, Inc. | Share capital
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations (Note 13)													$ 66,100,000
Gener8 Maritime, Inc. | Share premium
Disclosure of classes of share capital [line items]
Issue of ordinary shares related to business combinations (Note 13)													487,300,000
Long term charter parties
Disclosure of classes of share capital [line items]
Number of vessels in time charter | vessel				2																2															2
Interest rate swap contract
Disclosure of classes of share capital [line items]
Notional amount																				$ 86,800,000			237,200,000	$ 237,200,000					$ 713,000,000.0
Derivative notional amount																							270,100,000	270,100,000
Financial instruments designated as hedging instruments, at fair value																							(100,000)	(100,000)
Gains (losses) on cash flow hedges, before tax																								(100,000)
Number of interest rate swaps settled																						3			3
Number of interest rate swaps matured | contract																												2
Interest rate swap contract | Gener8 Maritime, Inc.
Disclosure of classes of share capital [line items]
Notional amount													$ 668,000,000.0
Interest rate swap contract | Joint ventures
Disclosure of classes of share capital [line items]
Notional amount																							90,400,000	90,400,000
Derivative notional amount												$ 208,800,000														$ 208,800,000
Percent ownership in derivative												50.00%														50.00%
Financial instruments designated as hedging instruments, at fair value																									$ (2,400,000)
Gains (losses) on cash flow hedges, before tax																								(5,000)
Interest rate swap contract | Long term charter parties
Disclosure of classes of share capital [line items]
Notional amount				$ 70,100,000																			$ 70,100,000	70,100,000					$ 237,200,000
Number of interest rate swaps entered into | contract				2																2			6
Interest rate swap contract | Long Term Charter Parties, Cap Corpus Christi And Cap Port Arthur
Disclosure of classes of share capital [line items]
Financial instruments designated as hedging instruments, at fair value																							$ (300,000)	(300,000)
Gains (losses) on cash flow hedges, before tax																								(300,000)
Interest rate swap contract | Long Term Charter Parties Cap Quebec and Cap Pembroke
Disclosure of classes of share capital [line items]
Financial instruments designated as hedging instruments, at fair value																							(6,000,000.0)	(6,000,000.0)
Gains (losses) on cash flow hedges, before tax																								(2,600,000)
Forward cap contracts (Note 12)
Disclosure of classes of share capital [line items]
Notional amount											$ 200,000,000.0												200,000,000.0	200,000,000.0
Financial instruments designated as hedging instruments, at fair value																							15,000	15,000
Gains (losses) on cash flow hedges, before tax																								100,000
Number of forward cap contracts entered into | contract											2
Strike rate											3.25%
Commodity Swap
Disclosure of classes of share capital [line items]
Notional amount																							$ 25,800,000	$ 25,800,000	$ 133,600,000
Minimum | Interest rate swap contract | Joint ventures
Disclosure of classes of share capital [line items]
Remaining maturity																								1 year		1 year
Maximum | Interest rate swap contract | Joint ventures
Disclosure of classes of share capital [line items]
Remaining maturity																								2 years		2 years